Other Commitments And Contingencies (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Schedule of Guarantor Obligations

(in millions)	Total	2016	2017	2018	2019	2020	After
Letters of credit	$18.1	$18.1	$—	$—	$—	$—	$—
Other guarantees	45.7	0.6	2.0	—	—	—	43.1
Total commercial commitments	$63.8	$18.7	$2.0	$—	$—	$—	$43.1

Future Minimum Lease Payments Required Under Operating And Capital Leases

(in millions)	Operating Leases (1)
2016	$5.4
2017	6.7
2018	6.2
2019	5.5
2020	5.4
After	24.7
Total future minimum payments	$53.9
(1) Operating lease expense includes amounts for fleet leases and storage well leases that can be renewed beyond the initial lease term, but the anticipated payments associated with the renewals do not meet the definition of expected minimum lease payments and, therefore, are not included above.

Estimated Aggregate Amounts Of Minimum Fixed Payments On Purchase And Service Obligations

(in millions)	Pipeline Service Agreements	IBM Service Agreement
2016	$51.5	$38.6
2017	49.5	33.0
2018	42.0	31.7
2019	25.4	31.0
2020	24.2	31.0
After	66.8	—
Total future minimum payments	$259.4	$165.3